Expense Example - Real Assets Fund	Dec. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 563
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,100
Expense Example, with Redemption, 10 Years	1,894
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,223
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,109
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,204
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	1,681
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,109